Reorganization Impacts - Discontinued Operations Solely Related to Southwest Gas Corporation (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Summary of Discontinued Operations - Construction Services in Condensed Consolidated Balance Sheet and Condensed Consolidated Income Statements

The following table presents the major categories of assets and liabilities within the amounts reported as discontinued operations – construction services in the Consolidated Balance Sheet of Southwest Gas Corporation:

December 31, 2016
(Thousands of dollars)

Assets:
Other property and investments	$233,774
Cash and cash equivalents	9,042
Accounts receivable, net of allowances	173,300
Prepaids and other current assets	10,470
Goodwill	129,888
Other noncurrent assets	22,897

Discontinued operations – construction services – assets	$579,371

Liabilities:
Current maturities of long-term debt	$25,101
Accounts payable	46,440
Other current liabilities	74,518
Long-term debt, less current maturities	174,903
Deferred income taxes and other deferred credits	59,653

Discontinued operations – construction services – liabilities	$380,615

The following table presents the components of the Discontinued operations – construction services non-owner equity amount shown in the Southwest Gas Corporation Consolidated Balance Sheet:

December 31, 2016
(Thousands of dollars)

Construction services equity	$(4,390)
Construction services noncontrolling interest	(2,217)
Construction services redeemable noncontrolling interest	22,590

Discontinued operations – construction services non-owner equity	$15,983

The following table presents the major income statement components of discontinued operations – construction services reported in the Consolidated Income Statements of Southwest Gas Corporation:

Results of Construction Services

	Year Ended December 31,
	2016	2015
(Thousands of dollars)
Construction revenues	$1,139,078	$1,008,986
Operating expenses:
Construction expenses	1,024,423	898,781
Depreciation and amortization	55,669	56,656

Operating income	58,986	53,549
Other income (deductions)	1,193	587
Net interest deductions	6,663	7,784

Income before income taxes	53,516	46,352
Income tax expense	19,884	18,547

Net income	33,632	27,805
Net income attributable to noncontrolling interests	1,014	1,113

Discontinued operations – construction services – net income	$32,618	$26,692